CASH FLOW – OTHER ITEMS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flow arising from changes in:
Gain on non-hedge derivatives	$ (7)	$ (2)
Stock-based compensation expense	55	81
Loss (gain) on warrant investments at FVPL	(4)	16
Change in estimate of rehabilitation costs at closed mines	(136)	18
Inventory impairment charges (note 17)	66	13
Supplies obsolescence	48	21
Change in other assets and liabilities	(28)	(120)
Settlement of stock-based compensation	(66)	(97)
Settlement of rehabilitation obligations	(145)	(133)
Other operating activities	(217)	(203)
Cash flow arising from changes in:
Accounts receivable	89	(46)
Inventory	(219)	(163)
Other current assets	(261)	(178)
Accounts payable	93	140
Other current liabilities	(24)	(26)
Change in working capital	(322)	(273)
Financing Cash Flows - Other Items
Pueblo Viejo JV partner shareholder loan	177	131
GoT shareholder loan	0	(16)
Gain on debt extinguishment	14	0
Other financing activities	$ 191	$ 115